DISCONTINUED OPERATIONS - Disposal Groups, Including Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
ASSETS
Current assets of discontinued operations	$ 96,522	$ 81,739
Long-term assets of discontinued operations	434,421	502,736
LIABILITIES
Current liabilities of discontinued operations	123,392	118,957
Long-term liabilities of discontinued operations	395,071	401,004
Discontinued Operations, Disposed of by Sale | IWCO Direct Holdings, Inc.
ASSETS
Cash and cash equivalents	38,814	17,571
Accounts receivable, trade, net	33,258	43,215
Inventories, net	7,186	4,836
Other current assets	17,264	16,117
Current assets of discontinued operations	96,522	81,739
Property and equipment, net	54,247	72,736
Goodwill(a)	231,470	257,128
Other intangible assets, net(b)	115,005	135,263
Operating lease right-of-use assets	32,583	33,951
Other assets	1,116	3,658
Long-term assets of discontinued operations	434,421	502,736
LIABILITIES
Accounts payable	25,688	23,834
Accrued expenses	74,218	76,546
Current lease obligations	4,047	3,997
Current portion of long-term debt	5,602	5,527
Other current liabilities	13,837	9,053
Current liabilities of discontinued operations	123,392	118,957
Long-term debt, net of current portion(c)	358,189	365,468
Lease obligations	30,207	31,356
Other long-term liabilities	6,675	4,180
Long-term liabilities of discontinued operations	395,071	401,004
Impairment of goodwill(b)	$ 25,658	$ 0